Share capital (Tables)	12 Months Ended
Dec. 31, 2024
Schedule of share capital
	2024	2023
	S$	S$
Ordinary shares

Issued and fully paid:-
8,152,574 (2023: 34,026,203) ordinary shares	5,462	4,559